Wedbush ETFMG Video Game Tech ETF
Schedule of Investments
December 31, 2022 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.5%
Cayman Islands - 11.2%
Entertainment - 8.4% (d)
Archosaur Games, Inc. (a)(f)	861,321	$422,635
Bilibili, Inc. - ADR (a)(b)	80,332	1,903,064
CMGE Technology Group, Ltd. (a)	1,089,192	251,177
HUYA, Inc. - ADR (a)(b)	81,274	321,032
iDreamSky Technology Holdings, Ltd. (a)(f)	416,851	206,678
IGG, Inc. (a)	609,476	226,442
NetDragon Websoft Holdings, Ltd.	133,323	286,274
NetEase, Inc. - ADR	6,961	505,577
Sea, Ltd. - ADR (a)	5,873	305,572
Total Entertainment		4,428,451
Interactive Media & Services - 2.1%
JOYY, Inc. - ADR (b)	12,221	386,061
Sohu.com, Ltd. - ADR (a)	14,662	201,016
Tencent Holdings, Ltd.	12,555	537,236
Total Interactive Media & Services		1,124,313
Media - 0.7%
Flowing Cloud Technology, Ltd. (a)	643,828	356,333
Total Cayman Islands		5,909,097

France - 3.4%
Entertainment - 2.5% (d)
Ubisoft Entertainment SA (a)	47,147	1,332,868
Media - 0.9%
Vivendi SE	50,688	483,662
Total France		1,816,530

Italy - 0.4%
Entertainment - 0.4% (d)
Digital Bros SpA	9,171	220,099

Japan - 22.3%
Entertainment - 16.6% (d)
Akatsuki, Inc.	12,967	218,554
Capcom Co., Ltd.	43,902	1,408,316
COLOPL, Inc.	42,937	205,459
DeNa Co., Ltd.	26,389	355,097
GungHo Online Entertainment, Inc.	23,358	379,452
Koei Tecmo Holdings Co., Ltd.	20,228	368,679
Konami Holdings Corp.	28,823	1,311,135
Mixi, Inc.	19,752	371,140
Nexon Co., Ltd.	62,664	1,414,285
Nintendo Co., Ltd.	31,861	1,342,998
Square Enix Holdings Co., Ltd.	29,846	1,394,057
Total Entertainment		8,769,172
Household Durables - 0.8%
Sony Group Corp. - ADR (b)	5,677	433,042
Interactive Media & Services - 2.4%
Gree, Inc.	240,320	1,274,481
Leisure Products - 1.8%
Bandai Namco Holdings, Inc.	5,408	342,595
Furyu Corp.	24,931	206,872
Sega Sammy Holdings, Inc.	26,826	408,194
Total Leisure Products		957,661
Media - 0.7%
CyberAgent, Inc.	39,232	349,154
Total Japan		11,783,510

Poland - 2.8%
Entertainment - 2.8% (d)
CD Projekt SA	49,298	1,458,681

Republic of Korea - 16.9%
Entertainment - 16.2% (d)
Com2uS Corp.	4,489	211,581
Com2uS Holdings Corp. (a)	6,398	196,064
JoyCity Corp. (a)	63,912	204,195
Kakao Games Corp. (a)	41,200	1,454,788
Krafton, Inc. (a)	8,100	1,076,157
NCSoft Corp.	3,840	1,360,475
Neowiz (a)	7,070	206,593
Netmarble Corp. (f)	35,008	1,672,188
Nexon Games Co., Ltd. (a)	19,777	202,540
NHN Corp. (a)	11,404	224,563
Pearl Abyss Corp. (a)	39,730	1,318,049
Webzen, Inc. (a)	17,140	206,710
WeMade Entertainment Co., Ltd.	7,442	185,682
Total Entertainment		8,519,585
Hotels, Restaurants & Leisure - 0.4%
DoubleUGames Co., Ltd.	5,772	215,680
Interactive Media & Services - 0.3%
AfreecaTV Co., Ltd.	3,178	178,692
Total Republic of Korea		8,913,957

Sweden - 4.7%
Entertainment - 4.7% (d)
Embracer Group AB (a)(b)	295,293	1,338,247
Modern Times Group MTG AB - Class B (a)	44,931	383,652
Paradox Interactive AB	24,736	503,024
Stillfront Group AB (a)	135,587	227,649
Total Sweden		2,452,572

Switzerland - 0.7%
Technology Hardware, Storage & Peripherals - 0.7%
Logitech International SA (b)	5,793	360,614

Taiwan, Province of China - 3.9%
Entertainment - 3.3% (d)
Gamania Digital Entertainment Co., Ltd.	98,958	225,055
International Games System Co., Ltd.	108,128	1,525,060
Total Entertainment		1,750,115
Semiconductors & Semiconductor Equipment - 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	4,344	323,585
Total Taiwan, Province of China		2,073,700

United Kingdom - 3.1%
Entertainment - 0.8% (d)
Frontier Developments PLC (a)	15,565	180,835
Team17 Group PLC (a)	40,076	213,181
Total Entertainment		394,016
IT Services - 2.3%
Keywords Studios PLC	37,502	1,235,014
Total United Kingdom		1,629,030

United States - 30.1%
Entertainment - 14.3% (d)
Activision Blizzard, Inc.	18,184	1,391,985
Electronic Arts, Inc.	10,388	1,269,206
Playstudios, Inc. (a)	53,186	206,362
Playtika Holding Corp. (a)	143,770	1,223,483
ROBLOX Corp. - Class A (a)(b)	40,948	1,165,380
Sciplay Corp. - Class A (a)	51,123	822,058
Skillz, Inc. (a)(b)	214,851	108,822
Take-Two Interactive Software, Inc. (a)(b)	12,850	1,338,071
Total Entertainment		7,525,367
Interactive Media & Services - 2.3%
Alphabet, Inc. - Class C (a)	4,704	417,386
Meta Platforms, Inc. - Class A (a)	3,944	474,621
Ziff Davis, Inc. (a)	3,840	303,744
Total Interactive Media & Services		1,195,751
Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc. (a)	4,975	417,900
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc. (a)	6,132	397,170
Intel Corp.	15,926	420,924
NVIDIA Corp. (b)	2,773	405,246
Qualcomm, Inc.	3,746	411,835
Total Semiconductors & Semiconductor Equipment		1,635,175
Software - 4.4%
AppLovin Corp. - Class A (a)(b)	25,133	264,650
Dolby Laboratories, Inc. - Class A	4,719	332,878
Microsoft Corp. (b)	1,865	447,264
PTC, Inc. (a)	2,817	338,153
Unity Software, Inc. (a)(b)	33,643	961,854
Total Software		2,344,799
Specialty Retail - 1.8%
GameStop Corp. - Class A (a)(b)	51,401	948,862
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc. (b)	3,203	416,166
Corsair Gaming, Inc. (a)(b)	79,078	1,073,088
Western Digital Corp. (a)(b)	10,021	316,163
Total Technology Hardware, Storage & Peripherals		1,805,417
Total United States		15,873,271

Virgin Islands (UK) - 0.0% (h)
Interactive Media & Services - 0.0% (h)
VK Co., Ltd. - ADR (a)(g)	21,975	–
TOTAL COMMON STOCKS (Cost $69,780,007)		52,491,061

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL- 20.6%
ETFMG Sit Ultra Short ETF (e)	75,000	3,625,500
Mount Vernon Liquid Assets Portfolio, LLC, 4.49% (c)	7,272,360	7,272,360
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $11,020,207)		10,897,860

SHORT-TERM INVESTMENTS - 0.5%
First American Government Obligations Fund - Class X, 4.08% (c)	243,379	243,379
TOTAL SHORT-TERM INVESTMENTS (Cost $243,379)		243,379

Total Investments (Cost $81,043,593) - 120.6%		63,632,300
Liabilities in Excess of Other Assets - (20.6)%		(10,853,175)
TOTAL NET ASSETS - 100.0%		$52,779,125

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at December 31, 2022.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	As of December 31, 2022, the Fund had a significant portion of its assets invested in the Entertainment Industry.
(e)	Affiliated security. A schedule of the Fund’s investments in securities of affiliated issuers held during the period ended December 31, 2022 is set forth below.
(f)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration to qualified institutional investors. At December 31, 2022, the market value of these securities total $2,301,501, which represents 4.4% of total net assets.

(g)	Value determined using significant unobservable inputs. The value of this security totals $0, which represents 0.0% of total net assets. Classified as Level 3 in the fair value hierarchy.
(h)	Amount is less than 0.05%.

Security Name	Value at September 30, 2022	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at December 31, 2022	Ending Shares
ETFMG Sit Ultra Short ETF	$ 3,605,625	$ -	$ -	$ -	$ 19,875	$ -	$ 3,625,500	75,000

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2022, AIEQ, HACK, VALT, AWAY, GERM, MJUS, SILX, AWYX, IVES, ITEQ and ETHO did not hold any fair valued securities. As of December 31, 2022, SILJ held three fair valued securities and MJ, IPAY and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2022:

GAMR
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$52,491,061	$-	$-	(1)	$52,491,061
Short-Term Investments	243,379	-	-		243,379
ETFMG Sit Ultra Short ETF**	3,625,500	-	-		3,625,500
Investments Purchased with Securities Lending Collateral*	-	-	-		7,272,360
Total Investments in Securities	$56,359,940	$-	$-		$63,632,300

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.